Shareholder Report, Holdings (Details)	Aug. 31, 2025
Columbia Select Mid Cap Value Fund - Class A | Corning, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Columbia Select Mid Cap Value Fund - Class A | ITT, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Columbia Select Mid Cap Value Fund - Class A | Entergy Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Select Mid Cap Value Fund - Class A | Marathon Petroleum Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Columbia Select Mid Cap Value Fund - Class A | Popular, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Select Mid Cap Value Fund - Class A | Ameren Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Select Mid Cap Value Fund - Class A | Welltower, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Select Mid Cap Value Fund - Class A | AMETEK, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Select Mid Cap Value Fund - Class A | Southwest Airlines Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Select Mid Cap Value Fund - Class A | Capital One Financial Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Select Mid Cap Value Fund - Class A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.30%
Columbia Select Mid Cap Value Fund - Class A | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%
Columbia Select Mid Cap Value Fund - Class A | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Columbia Select Mid Cap Value Fund - Class A | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Columbia Select Mid Cap Value Fund - Class A | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Columbia Select Mid Cap Value Fund - Class A | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Columbia Select Mid Cap Value Fund - Class A | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Columbia Select Mid Cap Value Fund - Class A | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Columbia Select Mid Cap Value Fund - Class A | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Columbia Select Mid Cap Value Fund - Class A | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Columbia Select Mid Cap Value Fund - Class A | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Columbia Select Mid Cap Value Fund - Class A | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.00%
Columbia Select Mid Cap Value Fund - Class A | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Select Mid Cap Value Fund - Class C | Corning, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Columbia Select Mid Cap Value Fund - Class C | ITT, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Columbia Select Mid Cap Value Fund - Class C | Entergy Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Select Mid Cap Value Fund - Class C | Marathon Petroleum Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Columbia Select Mid Cap Value Fund - Class C | Popular, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Select Mid Cap Value Fund - Class C | Ameren Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Select Mid Cap Value Fund - Class C | Welltower, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Select Mid Cap Value Fund - Class C | AMETEK, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Select Mid Cap Value Fund - Class C | Southwest Airlines Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Select Mid Cap Value Fund - Class C | Capital One Financial Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Select Mid Cap Value Fund - Class C | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.30%
Columbia Select Mid Cap Value Fund - Class C | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%
Columbia Select Mid Cap Value Fund - Class C | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Columbia Select Mid Cap Value Fund - Class C | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Columbia Select Mid Cap Value Fund - Class C | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Columbia Select Mid Cap Value Fund - Class C | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Columbia Select Mid Cap Value Fund - Class C | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Columbia Select Mid Cap Value Fund - Class C | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Columbia Select Mid Cap Value Fund - Class C | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Columbia Select Mid Cap Value Fund - Class C | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Columbia Select Mid Cap Value Fund - Class C | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Columbia Select Mid Cap Value Fund - Class C | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.00%
Columbia Select Mid Cap Value Fund - Class C | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Select Mid Cap Value Fund - Institutional Class | Corning, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Columbia Select Mid Cap Value Fund - Institutional Class | ITT, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Columbia Select Mid Cap Value Fund - Institutional Class | Entergy Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Select Mid Cap Value Fund - Institutional Class | Marathon Petroleum Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Columbia Select Mid Cap Value Fund - Institutional Class | Popular, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Select Mid Cap Value Fund - Institutional Class | Ameren Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Select Mid Cap Value Fund - Institutional Class | Welltower, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Select Mid Cap Value Fund - Institutional Class | AMETEK, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Select Mid Cap Value Fund - Institutional Class | Southwest Airlines Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Select Mid Cap Value Fund - Institutional Class | Capital One Financial Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Select Mid Cap Value Fund - Institutional Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.30%
Columbia Select Mid Cap Value Fund - Institutional Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%
Columbia Select Mid Cap Value Fund - Institutional Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Columbia Select Mid Cap Value Fund - Institutional Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Columbia Select Mid Cap Value Fund - Institutional Class | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Columbia Select Mid Cap Value Fund - Institutional Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Columbia Select Mid Cap Value Fund - Institutional Class | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Columbia Select Mid Cap Value Fund - Institutional Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Columbia Select Mid Cap Value Fund - Institutional Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Columbia Select Mid Cap Value Fund - Institutional Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Columbia Select Mid Cap Value Fund - Institutional Class | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Columbia Select Mid Cap Value Fund - Institutional Class | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.00%
Columbia Select Mid Cap Value Fund - Institutional Class | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Select Mid Cap Value Fund - Institutional 2 Class | Corning, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Columbia Select Mid Cap Value Fund - Institutional 2 Class | ITT, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Columbia Select Mid Cap Value Fund - Institutional 2 Class | Entergy Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Select Mid Cap Value Fund - Institutional 2 Class | Marathon Petroleum Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Columbia Select Mid Cap Value Fund - Institutional 2 Class | Popular, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Select Mid Cap Value Fund - Institutional 2 Class | Ameren Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Select Mid Cap Value Fund - Institutional 2 Class | Welltower, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Select Mid Cap Value Fund - Institutional 2 Class | AMETEK, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Select Mid Cap Value Fund - Institutional 2 Class | Southwest Airlines Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Select Mid Cap Value Fund - Institutional 2 Class | Capital One Financial Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Select Mid Cap Value Fund - Institutional 2 Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.30%
Columbia Select Mid Cap Value Fund - Institutional 2 Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%
Columbia Select Mid Cap Value Fund - Institutional 2 Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Columbia Select Mid Cap Value Fund - Institutional 2 Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Columbia Select Mid Cap Value Fund - Institutional 2 Class | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Columbia Select Mid Cap Value Fund - Institutional 2 Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Columbia Select Mid Cap Value Fund - Institutional 2 Class | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Columbia Select Mid Cap Value Fund - Institutional 2 Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Columbia Select Mid Cap Value Fund - Institutional 2 Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Columbia Select Mid Cap Value Fund - Institutional 2 Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Columbia Select Mid Cap Value Fund - Institutional 2 Class | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Columbia Select Mid Cap Value Fund - Institutional 2 Class | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.00%
Columbia Select Mid Cap Value Fund - Institutional 2 Class | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Select Mid Cap Value Fund - Institutional 3 Class | Corning, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Columbia Select Mid Cap Value Fund - Institutional 3 Class | ITT, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Columbia Select Mid Cap Value Fund - Institutional 3 Class | Entergy Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Select Mid Cap Value Fund - Institutional 3 Class | Marathon Petroleum Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Columbia Select Mid Cap Value Fund - Institutional 3 Class | Popular, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Select Mid Cap Value Fund - Institutional 3 Class | Ameren Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Select Mid Cap Value Fund - Institutional 3 Class | Welltower, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Select Mid Cap Value Fund - Institutional 3 Class | AMETEK, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Select Mid Cap Value Fund - Institutional 3 Class | Southwest Airlines Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Select Mid Cap Value Fund - Institutional 3 Class | Capital One Financial Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Select Mid Cap Value Fund - Institutional 3 Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.30%
Columbia Select Mid Cap Value Fund - Institutional 3 Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%
Columbia Select Mid Cap Value Fund - Institutional 3 Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Columbia Select Mid Cap Value Fund - Institutional 3 Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Columbia Select Mid Cap Value Fund - Institutional 3 Class | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Columbia Select Mid Cap Value Fund - Institutional 3 Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Columbia Select Mid Cap Value Fund - Institutional 3 Class | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Columbia Select Mid Cap Value Fund - Institutional 3 Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Columbia Select Mid Cap Value Fund - Institutional 3 Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Columbia Select Mid Cap Value Fund - Institutional 3 Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Columbia Select Mid Cap Value Fund - Institutional 3 Class | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Columbia Select Mid Cap Value Fund - Institutional 3 Class | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.00%
Columbia Select Mid Cap Value Fund - Institutional 3 Class | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Select Mid Cap Value Fund - Class R | Corning, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Columbia Select Mid Cap Value Fund - Class R | ITT, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Columbia Select Mid Cap Value Fund - Class R | Entergy Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Select Mid Cap Value Fund - Class R | Marathon Petroleum Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Columbia Select Mid Cap Value Fund - Class R | Popular, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Select Mid Cap Value Fund - Class R | Ameren Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Select Mid Cap Value Fund - Class R | Welltower, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Select Mid Cap Value Fund - Class R | AMETEK, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Select Mid Cap Value Fund - Class R | Southwest Airlines Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Select Mid Cap Value Fund - Class R | Capital One Financial Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Select Mid Cap Value Fund - Class R | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.30%
Columbia Select Mid Cap Value Fund - Class R | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%
Columbia Select Mid Cap Value Fund - Class R | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Columbia Select Mid Cap Value Fund - Class R | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Columbia Select Mid Cap Value Fund - Class R | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Columbia Select Mid Cap Value Fund - Class R | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Columbia Select Mid Cap Value Fund - Class R | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Columbia Select Mid Cap Value Fund - Class R | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Columbia Select Mid Cap Value Fund - Class R | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Columbia Select Mid Cap Value Fund - Class R | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Columbia Select Mid Cap Value Fund - Class R | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Columbia Select Mid Cap Value Fund - Class R | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.00%
Columbia Select Mid Cap Value Fund - Class R | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Select Mid Cap Value Fund - Class S | Corning, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Columbia Select Mid Cap Value Fund - Class S | ITT, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Columbia Select Mid Cap Value Fund - Class S | Entergy Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Select Mid Cap Value Fund - Class S | Marathon Petroleum Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Columbia Select Mid Cap Value Fund - Class S | Popular, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Select Mid Cap Value Fund - Class S | Ameren Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Select Mid Cap Value Fund - Class S | Welltower, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Select Mid Cap Value Fund - Class S | AMETEK, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Select Mid Cap Value Fund - Class S | Southwest Airlines Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Select Mid Cap Value Fund - Class S | Capital One Financial Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Select Mid Cap Value Fund - Class S | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.30%
Columbia Select Mid Cap Value Fund - Class S | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%
Columbia Select Mid Cap Value Fund - Class S | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Columbia Select Mid Cap Value Fund - Class S | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Columbia Select Mid Cap Value Fund - Class S | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Columbia Select Mid Cap Value Fund - Class S | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Columbia Select Mid Cap Value Fund - Class S | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Columbia Select Mid Cap Value Fund - Class S | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Columbia Select Mid Cap Value Fund - Class S | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Columbia Select Mid Cap Value Fund - Class S | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Columbia Select Mid Cap Value Fund - Class S | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Columbia Select Mid Cap Value Fund - Class S | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.00%
Columbia Select Mid Cap Value Fund - Class S | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%